Allowance for Credit Losses on Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	¥ 28,437
Provision	10,814
Charge-offs	(21,964)
Recoveries	6,810
Adjustments from foreign currency translation	(1,048)
Ending Balance	23,049
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	25,578
Provision	10,386
Charge-offs	(21,163)
Recoveries	6,671
Adjustments from foreign currency translation	(975)
Ending Balance	20,497
Direct financing leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	1,455
Provision	333
Charge-offs	(726)
Recoveries	134
Adjustments from foreign currency translation	(45)
Ending Balance	1,151
Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	1,404
Provision	95
Charge-offs	(75)
Recoveries	5
Adjustments from foreign currency translation	(28)
Ending Balance	¥ 1,401